Related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)
Material related party transactions
Revenues generated from related party transactions		¥ 102,997
Initial working capital contributed by RONG360 immediately before the IPO		150,000
Material amount of due to or due from related parties
Due to Related Parties, Current, Total	$ (5,444)				¥ (35,427)
Accounts receivable, amounts billed through RONG360			¥ 57,536		141,190
RONG360 Inc.
Related party transactions
Expenses allocated from RONG360		74,952
Material related party transactions
Revenues generated from related party transactions		102,997
Initial working capital contributed by RONG360 immediately before the IPO	23,100	150,000
Material amount of due to or due from related parties
Accounts receivable, amounts billed through RONG360					¥ 141,190
Administrative expenses
Material related party transactions
Revenues generated from related party transactions		2,691
Collection handling services | RONG360 Inc.
Material related party transactions
Collection handling services provided by RONG360 to Jianpu		(1,564)
Predecessor
Material related party transactions
Revenues generated from related party transactions			19,932	¥ 0
Material amount of due to or due from related parties
Due from Related Parties, Current, Total			21,128
Predecessor | RONG360 Inc.
Related party transactions
Expenses allocated from RONG360	$ 11,520	¥ 74,952	65,276	¥ 53,662
Material related party transactions
Revenues generated from related party transactions			¥ 19,932